Borrowings (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Borrowings		R$ 32,565,260	R$ 34,897,260
Current borrowings		1,254,550	1,343,494
Non-current portion of non-current borrowings		31,310,710	33,553,766
Agribusiness Credit Notes [Member]
IfrsStatementLineItems [Line Items]
Borrowings		763,396
Foreign currency member
IfrsStatementLineItems [Line Items]
Borrowings		31,065,442	34,432,009
Current borrowings		1,177,144	1,284,483
Non-current portion of non-current borrowings		R$ 29,888,298	33,147,526
Foreign currency member | Bond member
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate		Note 16 (b)
Borrowings		R$ 26,124,158	30,322,998
Foreign currency member | Export prepayment member
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate	[1]	US$ exchange variation + Term SOFR quarterly + 1,79
Borrowings	[1]	R$ 1,514,651
Foreign currency member | Other borrowings member
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate		Note 16 (c)
Borrowings		R$ 3,880,165	4,703,059
Foreign currency member | Transactions costs member
IfrsStatementLineItems [Line Items]
Borrowings		(453,532)	(594,048)
Local currency member
IfrsStatementLineItems [Line Items]
Borrowings		1,499,818	465,251
Current borrowings		77,406	59,011
Non-current portion of non-current borrowings		1,422,412	406,240
Local currency member | Transactions costs member
IfrsStatementLineItems [Line Items]
Borrowings		R$ (21,193)	(7)
Local currency member | Agribusiness Credit Notes [Member]
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate		Note 16 (d)
Local currency member | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate		IPCA + 6.04
Borrowings		R$ 386,534	435,778
Local currency member | Export credit notes1 member
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate		100.00 of CDI + 1.30
Borrowings		R$ 348,885
Local currency member | Other Fixed Interest Loans [Member]
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate		Interest between 3.5 and 6.5
Borrowings		R$ 18,671	24,864
Local currency member | Other Variable Interest Loans [Member]
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate		IPCA + interest between 2.39 and 2.78
Borrowings		R$ 3,525	R$ 4,616

[1]	Maturity in June 2027.